UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05876

LORD ABBETT SERIES FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2008

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO September 30, 2008

Investments	Shares	Value (000)
COMMON STOCKS 96.51%

Aerospace 2.56%
Alliant Techsystems, Inc.*	9,300	$874
Curtiss-Wright Corp.	3,200	145
Rockwell Collins, Inc.	5,800	279
United Technologies Corp.	17,500	1,051
Total		2,349

Air Transportation 1.18%
Bristow Group, Inc.*	8,300	281
Southwest Airlines Co.	55,300	802
Total		1,083

Auto Components 1.42%
Gentex Corp.	35,900	513
Oshkosh Corp.	9,700	128
PACCAR, Inc.	17,200	657
Total		1,298

Auto Parts: Original Equipment 1.84%
Autoliv, Inc. (Sweden)(a)	37,300	1,259
Tenneco, Inc.*	40,000	425
Total		1,684

Automobiles 0.86%
Honda Motor Co., Ltd. ADR	26,100	786

Banks 7.85%
Commerce Bancshares, Inc.	16,250	754
Cullen/Frost Bankers, Inc.	38,500	2,310
JPMorgan Chase & Co.	60,100	2,807
PNC Financial Services Group, Inc. (The)	4,300	321
Wells Fargo & Co.	26,500	995
Total		7,187

Beverage: Distillers 0.20%
Brown-Forman Corp.	2,500	180

Bevera[g]e: Soft Drinks 0.69%
PepsiCo, Inc.	8,900	634

Biotechnology Research & Production 5.23%
Amgen, Inc.*	38,300	2,270
Biogen Idec, Inc.*	27,300	1,373
OSI Pharmaceuticals, Inc.*	23,200	1,144
Total		4,787

Building: Materials 0.47%
Quanex Building Products Corp.	27,950	426

Chemicals 2.15%
Cabot Corp.	22,300	709
Cytec Industries, Inc.	32,300	1,257
Total		1,966

Communications Technology 4.03%
Anixter International, Inc.*	18,400	1,095
Corning, Inc.	80,500	1,259
McAfee, Inc.*	39,500	1,341
Total		3,695

Computer Technology 0.06%
Intermec, Inc.*	3,000	59

Containers & Packaging: Metal & Glass 0.77%
AptarGroup, Inc.	11,900	465
Silgan Holdings, Inc.	4,700	240
Total		705

Containers & Packaging: Paper & Plastic 4.04%
Bemis Co., Inc.	34,500	904
Pactiv Corp.*	87,300	2,168
Sonoco Products Co.	21,200	629
Total		3,701

Diversified Financial Services 3.18%
Bank of New York Mellon Corp. (The)	59,887	1,951
Goldman Sachs Group, Inc. (The)	7,500	960
Total		2,911

Diversified Manufacturing 0.58%
Ball Corp.	8,500	336
Hexcel Corp.*	14,000	192
Total		528

Diversified Production 2.06%
Ingersoll-Rand Co., Ltd. Class A	14,100	440
ITT Corp.	26,100	1,451
Total		1,891

Drug & Grocery Store Chains 2.29%
Kroger Co. (The)	76,400	2,099

Drugs & Pharmaceuticals 9.73%
Abbott Laboratories	46,100	2,654

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO September 30, 2008

Investments	Shares	Value (000)
Drugs & Pharmaceuticals (continued)
Eli Lilly & Co.	13,000	$572
Medicines Co. (The)*	14,800	344
Onyx Pharmaceuticals, Inc.*	33,200	1,201
Schering-Plough Corp.	142,330	2,629
Watson Pharmaceuticals, Inc.*	53,100	1,513
Total		8,913

Electrical Equipment & Components 0.29%
AMETEK, Inc.	6,450	263

Electronics: Technology 1.47%
General Dynamics Corp.	18,300	1,347

Engineering & Contracting Services 0.18%
URS Corp.*	4,400	161

Finance Companies 0.97%
Capital One Financial Corp.	17,500	893

Financial: Miscellaneous 1.23%
Berkshire Hathaway, Inc. Class B*	257	1,130

Foods 0.47%
Smithfield Foods, Inc.*	27,300	434

Gold 1.56%
Barrick Gold Corp. (Canada)(a)	38,900	1,429

Healthcare Facilities 2.42%
DaVita, Inc.*	38,800	2,212

Identification Control & Filter Devices 1.79%
IDEX Corp.	23,750	737
Parker Hannifin Corp.	17,100	906
Total		1,643

Insurance: Multi-Line 1.53%
Aon Corp.	31,200	1,403

Investment Management Companies 0.03%
Affiliated Managers Group, Inc.*	300	25

Jewelry, Watches & Gemstones 0.37%
Fossil, Inc.*	11,900	336

Machinery: Industrial/Specialty 0.45%
Kennametal, Inc.	12,400	336
Nordson Corp.	1,500	74
Total		410

Machinery: Oil Well Equipment & Services 3.46%
BJ Services Co.	64,000	1,224
CARBO Ceramics, Inc.	7,900	408
Halliburton Co.	19,100	619
Superior Energy Services, Inc.*	29,600	922
Total		3,173

Milling: Fruit & Grain Processing 3.04%
Archer Daniels Midland Co.	127,000	2,783

Miscellaneous: Consumer Staples 0.58%
Diageo plc ADR	7,700	530

Miscellaneous: Materials & Processing 0.02%
Rogers Corp.*	590	22

Multi-Sector Companies 4.45%
Carlisle Cos., Inc.	59,000	1,768
Eaton Corp.	22,270	1,251
Honeywell International, Inc.	19,200	798
Teleflex, Inc.	4,000	254
Total		4,071

Oil: Crude Producers 2.11%
Chesapeake Energy Corp.	14,900	534
Forest Oil Corp.*	7,300	362
Petrohawk Energy Corp.*	18,300	396
XTO Energy, Inc.	13,700	637
Total		1,929

Oil: Integrated Domestic 0.52%
EnCana Corp. (Canada)(a)	7,300	480

Oil: Integrated International 2.20%
Exxon Mobil Corp.	25,900	2,011

Rental & Leasing Services: Commercial 0.66%
GATX Financial Corp.	15,200	601

Restaurants 1.94%
Brinker International, Inc.	25,600	458
Darden Restaurants, Inc.	27,800	796
Red Robin Gourmet Burgers, Inc.*	11,000	295
Sonic Corp.*	15,800	230
Total		1,779

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO September 30, 2008

Investments	Shares	Value (000)
Retail 4.68%
Costco Wholesale Corp.	27,400	$1,779
Foot Locker, Inc.	23,100	373
Kohl’s Corp.*	15,200	700
Sonic Automotive, Inc. Class A	14,900	126
Wal-Mart Stores, Inc.	21,900	1,312
Total		4,290

Securities Brokerage & Services 0.57%
Charles Schwab Corp. (The)	9,400	244
Franklin Resources, Inc.	3,100	273
Total		517

Soaps & Household Chemicals 0.55%
Procter & Gamble Co. (The)	7,209	502

Steel 0.53%
Carpenter Technology Corp.	19,000	487

Textiles Apparel Manufacturers 0.31%
V.F. Corp.	3,700	286

Truckers 0.42%
Heartland Express, Inc.	24,600	382

Utilities: Electrical 1.65%
Southern Co. (The)	22,200	837
Wisconsin Energy Corp.	15,000	674
Total		1,511

Utilities: Gas Distributors 2.43%
Spectra Energy Corp.	51,700	1,231
UGI Corp.	38,600	995
Total		2,226

Utilities: Gas Pipelines 2.44%
El Paso Corp.	90,600	1,156
Williams Cos., Inc. (The)	45,600	1,078
Total		2,234

Total Common Stocks (cost $95,468,707)		88,382

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.79%

Repurchase Agreement
Repurchase Agreement dated 9/30/2008, 1.00% due 10/1/2008 with State Street Bank & Trust Co. collateralized by $740,000 of Federal Home Loan Bank at 2.98% due 1/19/2010; value: $739,230; proceeds: $724,346 (cost $724,326)	$724	724

Total Investments in Securities 97.30% (cost $96,193,033)		89,106

Other Assets in Excess of Liabilities 2.70%		2,477

Net Assets 100.00%		$91,583

ADR   American Depositary Receipt.

*   Non-income producing security.

(a)   Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2008

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 97.69%

COMMON STOCKS 48.75%

Aerospace & Defense 0.20%
Moog, Inc. Class A*	5	$214,400

Beverages 0.88%
Diageo plc ADR	3	220,352
PepsiCo, Inc.	10	712,700
Total		933,052

Capital Markets 0.48%
PartnerRe Ltd.	8	510,675

Chemicals 1.04%
Chemtura Corp.	100	456,000
Monsanto Co.	7	643,370
Total		1,099,370

Commercial Banks 1.35%
PNC Financial Services Group, Inc. (The)	4	321,210
U.S. Bancorp	14	504,280
Wells Fargo & Co.	16	600,480
Total		1,425,970

Commercial Services & Supplies 0.70%
R.R. Donnelley & Sons Co.	30	735,900

Computers & Peripherals 0.20%
International Business Machines Corp.	2	210,528

Construction Materials 0.36%
KBR, Inc.	25	381,750

Containers & Packaging 0.93%
Ball Corp.	25	987,250

Distributors 0.53%
Genuine Parts Co.	14	562,940

Diversified Financials 1.64%
Bank of America Corp.	29	1,008,000
JPMorgan Chase & Co.	16	723,850
Total		1,731,850

Diversified Telecommunication Services 7.49%
AT&T, Inc.	90	2,498,840
EMBARQ Corp.	45	1,824,750
Qwest Communications International, Inc.	557	1,799,110

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2008

Investments	Shares (000)	Value
Diversified Telecommunication Services (continued)
Telefonaktiebolaget LM Ericsson ADR	37	$352,682
Verizon Communications, Inc.	25	802,250
Windstream Corp.	60	656,400
Total		7,934,032

Electric Utilities 1.13%
UniSource Energy Corp.	41	1,196,790

Electrical Equipment 0.95%
Emerson Electric Co.	8	305,925
Hubbell, Inc. Class B	20	701,000
Total		1,006,925

Energy Equipment & Services 2.68%
Halliburton Co.	47	1,522,330
Transocean, Inc.*	12	1,316,433
Total		2,838,763

Food & Staples Retailing 2.54%
CVS Caremark Corp.	8	255,816
Ingles Markets, Inc. Class A	32	721,428
SUPERVALU, INC.	12	260,400
Wal-Mart Stores, Inc.	24	1,455,327
Total		2,692,971

Food Products 5.41%
H.J. Heinz Co.	27	1,349,190
Kellogg Co.	26	1,436,160
Kraft Foods, Inc. Class A	90	2,947,500
Total		5,732,850

Hotels, Restaurants & Leisure 0.30%
McDonald’s Corp.	5	320,840

Household Durables 1.19%
Snap-on, Inc.	24	1,263,840

Household Products 0.56%
Procter & Gamble Co. (The)	9	592,365

Industrial Con[g]lomerates 0.21%
3M Co.	3	225,423

Insurance 0.93%
ACE Ltd.	17	920,210
MetLife, Inc.	1	68,432

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2008

Investments	Shares (000)		Value
Insurance (continued)
Total			$988,642

Media 0.58%
Idearc, Inc.	120		150,000
Interpublic Group of Cos., Inc. (The)*	60		465,000
Total			615,000

Metals & Mining 0.07%
Allegheny Technologies, Inc.	3		73,875

Multi-Line Retail 0.29%
Macy’s, Inc.	17		305,660

Multi-Utilities & Unregulated Power 4.53%
Ameren Corp.	55		2,146,650
NiSource, Inc.	140		2,066,400
Puget Energy, Inc.	22		587,400
Total			4,800,450

Oil & Gas 4.64%
Chevron Corp.	26		2,152,728
EOG Resources, Inc.	18		1,565,550
Exxon Mobil Corp.	7		528,088
Hess Corp.	3		205,200
Marathon Oil Corp.	6		227,259
XTO Energy, Inc.	5		232,600
Total			4,911,425

Paper & Forest Products 0.51%
MeadWestvaco Corp.	23		536,130

Pharmaceuticals 6.17%
Bristol-Myers Squibb Co.	118		2,449,875
Johnson & Johnson	4		277,120
Merck & Co., Inc.	9		287,196
Mylan, Inc.*	115		1,315,584
Pfizer, Inc.	120		2,210,956
Total			6,540,731

Semiconductors & Semiconductor Equipment 0.00%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	—	(a)	253

Software 0.26%
Microsoft Corp.	10		269,569

Total Common Stocks (cost $58,201,411)			51,640,219

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
CONVERTIBLE BONDS 6.26%

Aerospace & Defense 0.36%
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	$350	$383,687

Beverages 0.26%
Molson Coors Brewing Co.	2.50%	7/30/2013	250	271,563

Biotechnology 1.63%
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	300	517,125
CV Therapeutics, Inc.	3.25%	8/16/2013	250	191,875
Genzyme Corp.	1.25%	12/1/2023	300	348,000
Gilead Sciences, Inc.	0.625%	5/1/2013	300	381,750
Millipore Corp.	3.75%	6/1/2026	300	285,375
Total				1,724,125

Capital Markets 0.20%
Conseco, Inc. (Zero Coupon after 9/30/2010)(b)	3.50%	9/30/2035	300	215,250

Commercial Services & Supplies 0.68%
CRA International, Inc.	2.875%	6/15/2034	250	227,500
FTI Consulting, Inc.	3.75%	7/15/2012	200	489,750
Total				717,250

Diversified Telecommunication Services 0.08%
Qwest Communications International, Inc.	3.50%	11/15/2025	100	85,375

Electrical Equipment 0.46%
Roper Industries, Inc. (Zero Coupon after 1/15/2009)(c)	1.481%	1/15/2034	700	482,125

Healthcare Providers & Services 0.29%
Five Star Quality Care, Inc.	3.75%	10/15/2026	500	312,500

Internet Software & Services 0.25%
Equinix, Inc.	2.50%	4/15/2012	300	261,375

IT Services 0.26%
Symantec Corp.	0.75%	6/15/2011	250	277,813

Metals & Mining 0.34%
Newmont Mining Corp.	1.25%	7/15/2014	350	361,375

Pharmaceuticals 0.71%
Teva Pharmaceutical Finance Co. BV (Netherlands Antilles)(d)	1.75%	2/1/2026	500	560,625
Wyeth	2.621%#	1/15/2024	200	195,460

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Pharmaceuticals (continued)
Total					$756,085

Semiconductors & Semiconductor Equipment 0.41%
Intel Corp.	2.95%	12/15/2035	$500		439,375

Software 0.33%
EMC Corp.	1.75%	12/1/2011	350		348,687
Total Convertible Bonds (cost $7,087,670)					6,636,585

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 2.92%

Capital Markets 0.06%
MetLife, Inc.	6.375%		5		62,600

Commercial Banks 0.33%
Wachovia Corp.	7.50%		1		346,500

Electric Utilities 0.44%
CMS Energy Corp.	4.50%		3		196,125
NRG Energy, Inc.	5.75%		1		277,512
Total					473,637

Food Products 0.82%
Archer Daniels Midland Co.	6.25%		16		477,920
Bunge Ltd.	4.875%		5		389,250
Total					867,170

Metals & Mining 0.08%
Freeport-McMoRan Copper & Gold, Inc.	6.75%		1		84,910

Oil & Gas 0.49%
El Paso Corp.†	4.99%		1		517,000

Pharmaceuticals 0.69%
Mylan, Inc.	6.50%		—	(a)	314,000
Schering-Plough Corp.	6.00%		2		415,248
Total					729,248

Thrifts & Mortgage Finance 0.01%
Fannie Mae	8.75%		6		14,640

Total Convertible Preferred Stocks (cost $4,636,977)					3,095,705

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2008

Investments	Shares (000)	Value
FOREIGN COMMON STOCKS(e) 5.27%

Australia 0.74%
Beverages
Coca-Cola Amatil Ltd.	118	$787,351

Canada 0.39%
Capital Markets
CI Financial Income Fund Unit	24	412,685

France 0.42%
Commercial Banks
BNP Paribas SA	5	439,868

Germany 0.78%
Diversified Telecommunication Services 0.36%
Deutsche Telekom AG Registered Shares	25	385,755
Household Products 0.42%
Henkel KGaA	14	438,917
Total		824,672

Greece 0.73%
Commercial Banks
National Bank of Greece SA	19	777,221

Switzerland 1.50%
Food Products 0.82%
Nestle SA Registered Shares	20	871,308
Pharmaceuticals 0.68%
Roche Holding Ltd. AG	5	719,310
Total		1,590,618

United Kingdom 0.71%
Aerospace & Defense 0.34%
BAE Systems plc	49	363,156

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2008

Investments	Shares (000)	Value
United Kingdom (continued)
Commercial Banks 0.37%
Royal Bank of Scotland Group plc (The)	119	$385,264
Total		748,420

Total Foreign Common Stocks (cost $6,857,222)		5,580,835

FOREIGN PREFERRED STOCK(e) 0.29%

Brazil
Electric Utilities
Companhia Energetica de Minas Gerais (cost $278,521)	15	304,392

	Interest Rate	Maturity Date	Principal Amount (000)
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.96%
Federal National Mortgage Assoc.	5.50%	6/1/2036	$1,342	1,339,254
Federal National Mortgage Assoc.	6.00%	2/1/2034 - 5/1/2038	4,659	4,728,289
Federal National Mortgage Assoc.	6.50%	11/1/2035 - 12/1/2036	1,271	1,306,332
Total Government Sponsored Enterprises Pass-Throughs (cost $7,385,403)				7,373,875

HIGH YIELD CORPORATE BONDS 18.47%

Aerospace & Defense 0.21%
Hawker Beechcraft Acquisition Co. LLC	9.75%	4/1/2017	250	225,000

Air Freight & Couriers 0.28%
Park-Ohio Industries, Inc.	8.375%	11/15/2014	375	299,063

Auto Components 0.06%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	100	63,500

Automobiles 0.13%
General Motors Corp.	7.20%	1/15/2011	225	132,750

Beverages 0.40%
Constellation Brands, Inc.	7.25%	5/15/2017	250	231,250
Constellation Brands, Inc.	8.125%	1/15/2012	200	195,000
Total				426,250

Chemicals 0.62%
Equistar Chemicals LP	7.55%	2/15/2026	200	121,000
Ineos Group Holdings plc (United Kingdom)†(d)	8.50%	2/15/2016	600	327,000

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals (continued)
NOVA Chemicals Corp. (Canada)(d)	5.953%#	11/15/2013	$250	$208,750
Total				656,750

Commercial Services & Supplies 0.45%
Allied Waste North America, Inc.	7.25%	3/15/2015	350	336,875
Bunge NA Finance LP	5.90%	4/1/2017	75	64,861
FTI Consulting, Inc.	7.75%	10/1/2016	75	76,594
Total				478,330

Communications Equipment 0.23%
Hughes Network Systems LLC	9.50%	4/15/2014	250	243,750

Consumer Finance 0.97%
American Express Credit Corp.	7.30%	8/20/2013	350	337,923
Ford Motor Credit Co. LLC	7.375%	10/28/2009	625	502,593
GMAC LLC	7.25%	3/2/2011	400	189,277
Total				1,029,793

Containers & Packaging 0.47%
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	350	266,000
Graphic Packaging International Corp.	9.50%	8/15/2013	250	227,500
Total				493,500

Diversified Financials 1.20%
Ashtead Capital, Inc.†	9.00%	8/15/2016	200	173,000
Ford Capital BV (Netherlands)(d)	9.50%	6/1/2010	500	355,000
RBS Global & Rexnord Corp.	8.875%	9/1/2016	350	320,250
RBS Global & Rexnord Corp.	9.50%	8/1/2014	100	94,500
RBS Global & Rexnord Corp.	11.75%	8/1/2016	350	332,500
Total				1,275,250

Diversified Telecommunication Services 1.78%
Cincinnati Bell, Inc.	7.00%	2/15/2015	600	507,000
Qwest Capital Funding, Inc.	7.90%	8/15/2010	400	389,000
Syniverse Technologies, Inc.	7.75%	8/15/2013	500	465,000
Windstream Corp.	7.00%	3/15/2019	650	523,250
Total				1,884,250

Electric Utilities 1.54%
Commonwealth Edison Co.	5.80%	3/15/2018	250	229,500
Edison Mission Energy	7.75%	6/15/2016	500	472,500
Reliant Energy, Inc.	6.75%	12/15/2014	250	215,000
Reliant Energy, Inc.	7.875%	6/15/2017	350	260,750
Texas Competitive Electric Holdings Co. LLC†	10.25%	11/1/2015	500	453,750
Total				1,631,500

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electrical Equipment 0.45%
Baldor Electric Co.	8.625%	2/15/2017	$500	$480,000

Electronic Equipment, Instruments & Components 0.60%
Emerson Electric Co.	5.25%	10/15/2018	500	477,278
Roper Industries, Inc.	6.625%	8/15/2013	150	153,537
Total				630,815

Energy Equipment & Services 0.22%
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	250	229,375

Food Products 0.44%
General Mills, Inc.	5.20%	3/17/2015	300	288,248
H.J. Heinz Co.	5.35%	7/15/2013	175	171,842
Total				460,090

Healthcare Equipment & Supplies 0.59%
Bausch & Lomb, Inc.†	9.875%	11/1/2015	25	23,812
Biomet, Inc.	10.00%	10/15/2017	300	307,500
HCA, Inc.	9.125%	11/15/2014	300	292,500
Total				623,812

Healthcare Providers & Services 0.74%
Community Health Systems	8.875%	7/15/2015	600	573,000
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	250	213,750
Total				786,750

Hotels, Restaurants & Leisure 0.17%
Gaylord Entertainment Co.	8.00%	11/15/2013	100	87,500
River Rock Entertainment Authority	9.75%	11/1/2011	20	18,500
Station Casinos, Inc.	6.50%	2/1/2014	250	75,000
Total				181,000

Independent Power Producers & Energy Traders 1.09%
AES Corp. (The)	8.00%	10/15/2017	325	294,937
Dynegy Holdings, Inc.	8.375%	5/1/2016	250	218,750
Mirant Americas Generation LLC	9.125%	5/1/2031	350	271,250
NRG Energy, Inc.	7.25%	2/1/2014	400	372,000
Total				1,156,937

Insurance 0.06%
American International Group, Inc.†	8.25%	8/15/2018	100	58,177

IT Services 0.21%
SunGard Data Systems, Inc.	9.125%	8/15/2013	250	226,250

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure Equipment & Products 0.15%
Expedia, Inc.†	8.50%	7/1/2016	$175	$158,375

Media 1.29%
Affinion Group, Inc.	11.50%	10/15/2015	275	257,125
Barrington Broadcasting Group LLC	10.50%	8/15/2014	275	177,375
CCH I LLC	11.75%	5/15/2014	500	195,000
CCH I LLC / CCH I Capital Corp.	11.00%	10/1/2015	150	99,750
Idearc, Inc.	8.00%	11/15/2016	500	138,750
Mediacom Broadband LLC	8.50%	10/15/2015	250	207,500
Mediacom Communications Corp.	9.50%	1/15/2013	250	225,000
Univision Communications, Inc. PIK†	9.75%	3/15/2015	150	70,500
Total				1,371,000

Metals & Mining 0.70%
Aleris International, Inc.	10.00%	12/15/2016	150	93,750
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	425	419,250
Noranda Aluminum Acquisition Corp.	6.828%#	5/15/2015	300	229,500
Total				742,500

Oil & Gas 1.75%
Cameron International Corp.	6.375%	7/15/2018	100	93,558
Chesapeake Energy Corp.	7.25%	12/15/2018	350	323,750
Chesapeake Energy Corp.	7.625%	7/15/2013	300	288,000
El Paso Corp.	7.00%	6/15/2017	100	89,836
El Paso Corp.	7.25%	6/1/2018	250	233,750
Forest Oil Corp.	7.25%	6/15/2019	200	172,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	300	276,000
VeraSun Energy Corp.	9.375%	6/1/2017	200	80,000
Williams Cos., Inc. (The)	7.875%	9/1/2021	300	300,602
Total				1,857,496

Paper & Forest Products 0.18%
Bowater, Inc.	6.50%	6/15/2013	125	48,750
Buckeye Technologies, Inc.	8.00%	10/15/2010	153	142,290
Total				191,040

Personal Products 0.30%
Elizabeth Arden, Inc.	7.75%	1/15/2014	350	320,250

Pharmaceuticals 0.11%
Warner Chilcott Corp.	8.75%	2/1/2015	120	118,800

Real Estate Investment Trusts 0.14%
Host Hotels & Resorts LP	6.375%	3/15/2015	175	143,063

See Notes to Schedule of Investments.

10

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Road & Rail 0.21%
Hertz Corp. (The)	8.875%	1/1/2014	$250	$216,875

Semiconductors & Semiconductor Equipment 0.18%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	250	193,125

Specialty Retail 0.19%
Brookstone Co., Inc.	12.00%	10/15/2012	250	203,750

Textiles & Apparel 0.07%
INVISTA†	9.25%	5/1/2012	70	69,125

Thrifts & Mortgage Finance 0.00%
Washington Mutual Bank	6.875%	6/15/2011	275	1,719

Wireless Telecommunication Services 0.29%
MetroPCS Wireless, Inc.	9.25%	11/1/2014	125	117,500
Sprint Capital Corp.	6.90%	5/1/2019	250	194,083
Total				311,583

Total High Yield Corporate Bonds (cost $23,760,285)				19,571,593

Shares (000)
NON-CONVERTIBLE PREFERRED STOCK 0.02%
Thrifts & Mortgage Finance
Fannie Mae (cost $213,465)	8.75%	9	18,530

			Principal Amount (000)
U.S. TREASURY OBLIGATIONS 8.75%
U.S. Treasury Notes	4.00%	2/15/2014	$5,000	5,256,645
U.S. Treasury Notes	5.00%	2/15/2011	3,750	4,011,330

Total U.S. Treasury Obligations (cost $9,207,590)				9,267,975

Total Long-Term Investments (cost $117,628,544)				103,489,709

See Notes to Schedule of Investments.

11

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2008

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 1.69%

Repurchase Agreement
Repurchase Agreement dated 9/30/2008, 1.00% due 10/1/2008 with State Street Bank & Trust Co. collateralized by $1,825,000 of Federal Home Loan Bank at 2.98% due 1/19/2010; value: $1,823,102; proceeds: $1,786,936 (cost $1,786,886)	$1,787	$1,786,886

Total Investments in Securities 99.38% (cost $119,415,430)		105,276,595

Assets in Excess of Liabilities 0.62%		656,099

Net Assets 100.00%		$105,932,694

ADR   American Depositary Receipt.

PIK     Payment-in-kind.

Unit    More than one class of securities traded together.

*   Non-income producing security.

#   Variable rate security. The interest rate represents the rate at September 30, 2008.

†   Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)   Amount represents less than 1,000 shares.

(b)   The issuer will pay interest on the bonds at a rate of 3.50% until September 30, 2010. Beginning October 1, 2010, the bonds will be subject to daily accretion of the principal amount at the rate of 3.50% per year.

(c)   The notes were offered at an issue price of $395.02 per note with an interest rate of 1.4813% per year. Beginning January 16, 2009, the issuer will not pay any cash interest on the notes prior to maturity unless contingent cash interest becomes payable. Instead, on January 15, 2034, the maturity date of the notes, a holder will receive $1,000 per note.

(d)   Foreign security traded in U.S. dollars.

(e)   Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.

12

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2008

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 97.15%

COMMON STOCKS 0.23%

Electric: Generation 0.07%
PNM Resources, Inc.	20	$204,800

Multi-Line Insurance 0.16%
MetLife, Inc.	9	492,912

Total Common Stocks (cost $768,892)		697,712

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 8.59%

Aerospace/Defense 0.42%
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	$1,200	1,315,500

Agriculture 0.37%
Archer Daniels Midland Co.	0.875%	2/15/2014	1,400	1,139,250

Beverage 0.26%
Molson Coors Brewing Co.	2.50%	7/30/2013	750	814,687

Computer Hardware 0.21%
Intel Corp.	2.95%	12/15/2035	750	659,063

Electronics 0.38%
Millipore Corp.	3.75%	6/1/2026	1,250	1,189,062

Energy: Exploration & Production 0.17%
Quicksilver Resources, Inc.	1.875%	11/1/2024	375	527,813

Food 0.03%
Lehman Brothers, Inc. (convertible into Nestle SA)†(a)	2.00%	12/31/2012	800	108,000

Health Services 0.24%
Fisher Scientific International, Inc.	3.25%	3/1/2024	500	733,750

Integrated Energy 0.10%
Evergreen Solar, Inc.	4.00%	7/15/2013	550	314,188

Machinery 0.57%
Lehman Brothers Holdings, Inc. (convertible into ABB Ltd.)(a)	12.12%	9/11/2009	25	63,395
Roper Industries, Inc. (Zero Coupon after 1/15/2009)(b)	1.481%	1/15/2034	2,500	1,721,875
Total				1,785,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Broadcast 0.29%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	$835	$714,969
Sinclair Broadcast Group, Inc. (2.00% after 1/15/2011)(c)	4.875%	7/15/2018	200	182,500
Total				897,469

Media: Diversified 0.18%
Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	1,200	570,000

Metals/Mining (Excluding Steel) 0.51%
Newmont Mining Corp.	1.25%	7/15/2014	800	826,000
Placer Dome, Inc. (Canada)(d)	2.75%	10/15/2023	500	766,250
Total				1,592,250

Oil Field Equipment & Services 0.12%
Hanover Compressor Co.	4.75%	1/15/2014	400	377,500

Pharmaceuticals 2.55%
ALZA Corp.	Zero Coupon	7/28/2020	1,000	965,000
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	500	861,875
CV Therapeutics, Inc.	3.25%	8/16/2013	750	575,625
Genzyme Corp.	1.25%	12/1/2023	1,250	1,450,000
Gilead Sciences, Inc.	0.625%	5/1/2013	800	1,018,000
Teva Pharmaceutical Finance Co. BV (Netherlands Antilles)(d)	1.75%	2/1/2026	1,425	1,597,781
Wyeth	2.621%#	1/15/2024	1,500	1,465,950
Total				7,934,231

Printing & Publishing 0.15%
Omnicom Group, Inc.	Zero Coupon	7/1/2038	500	458,125

Software/Services 0.91%
EMC Corp.	1.75%	12/1/2011	800	797,000
Equinix, Inc.	2.50%	4/15/2012	750	653,438
Symantec Corp.	0.75%	6/15/2011	1,250	1,389,062
Total				2,839,500

Support: Services 0.83%
CRA International, Inc.	2.875%	6/15/2034	835	759,850
FTI Consulting, Inc.	3.75%	7/15/2012	750	1,836,562
Total				2,596,412

Telecommunications: Integrated/Services 0.14%
Qwest Communications International, Inc.	3.50%	11/15/2025	500	426,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications: Wireless 0.16%
NII Holdings, Inc.	2.75%	8/15/2025	$500	$497,500
Total Convertible Bonds (cost $28,993,069)				26,776,445

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 2.51%
Agency 0.02%
Fannie Mae	8.75%		20	48,800

Banking 0.39%
Bank of America Corp.	7.25%		1	838,000
Wachovia Corp.	7.50%		1	385,000
Total				1,223,000

Electric: Generation 0.31%
NRG Energy, Inc.	5.75%		4	971,292

Electric: Integrated 0.23%
CMS Energy Corp.	4.50%		11	719,125

Energy: Exploration & Production 0.26%
Chesapeake Energy Corp.	4.50%		8	796,000

Gas Distribution 0.61%
El Paso Corp.†	4.99%		1	1,034,000
Williams Cos., Inc. (The)	5.50%		8	853,613
Total				1,887,613

Life Insurance 0.14%
MetLife, Inc.	6.375%		36	450,720

Metals/Mining (Excluding Steel) 0.30%
Vale Capital Ltd.	5.50%		25	950,000

Pharmaceuticals 0.25%
Mylan, Inc.	6.50%		1	785,000

Total Convertible Preferred Stocks (cost $9,892,056)				7,831,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES BONDS 3.30%
Federal Home Loan Mortgage Corp.	5.125%	4/18/2011	$2,500	$2,613,055
Federal Home Loan Mortgage Corp.	5.75%	3/15/2009	5,000	5,054,595
Federal National Mortgage Assoc.	5.00%	10/15/2011	2,500	2,614,022

Total Government Sponsored Enterprises Bonds (cost $10,141,665)				10,281,672

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 12.39%
Federal National Mortgage Assoc.	5.50%	1/1/2037 - 2/1/2038	14,055	14,029,347
Federal National Mortgage Assoc.	6.00%	2/1/2032 - 6/1/2037	15,487	15,723,063
Federal National Mortgage Assoc.	6.50%	5/1/2035 - 8/1/2037	8,608	8,842,464

Total Government Sponsored Enterprises Pass-Throughs (cost $38,511,377)				38,594,874

HIGH YIELD CORPORATE BONDS 66.46%

Aerospace/Defense 1.56%
DRS Technologies, Inc.	6.875%	11/1/2013	450	447,750
Esterline Technologies Corp.	6.625%	3/1/2017	150	143,250
Esterline Technologies Corp.	7.75%	6/15/2013	1,060	1,044,100
Hawker Beechcraft Corp.	8.50%	4/1/2015	1,255	1,154,600
L-3 Communications Corp.	6.125%	1/15/2014	750	697,500
L-3 Communications Corp.	6.375%	10/15/2015	1,500	1,387,500
Total				4,874,700

Agriculture 0.06%
Bunge NA Finance LP	5.90%	4/1/2017	225	194,582

Apparel/Textiles 0.40%
Levi Strauss & Co.	8.875%	4/1/2016	750	603,750
Quiksilver, Inc.	6.875%	4/15/2015	900	625,500
Total				1,229,250

Auto Loans 1.05%
Ford Motor Credit Corp.	7.25%	10/25/2011	2,250	1,431,625
Ford Motor Credit Corp.	9.75%	9/15/2010	500	358,682
GMAC LLC	7.25%	3/2/2011	3,100	1,466,895
Total				3,257,202

Auto Parts & Equipment 0.63%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	600	381,000
Lear Corp.	8.50%	12/1/2013	600	443,250
Stanadyne Corp.	10.00%	8/15/2014	275	257,125
Tenneco, Inc.	8.625%	11/15/2014	625	500,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Parts & Equipment (continued)
TRW Automotive, Inc.†	7.25%	3/15/2017	$475	$377,625
Total				1,959,000

Automotive 0.80%
Ford Capital BV (Netherlands)(d)	9.50%	6/1/2010	2,000	1,420,000
General Motors Corp.	7.20%	1/15/2011	1,460	861,400
General Motors Corp.	8.375%	7/15/2033	500	202,500
Total				2,483,900

Banking 0.71%
JPMorgan Chase & Co.	6.00%	1/15/2018	1,500	1,370,166
Wachovia Corp.	5.50%	5/1/2013	1,000	828,121
Total				2,198,287

Beverage 0.74%
Constellation Brands, Inc.	7.25%	5/15/2017	2,500	2,312,500

Brokerage 0.36%
Morgan Stanley	6.00%	4/28/2015	1,500	1,021,597
Morgan Stanley	6.625%	4/1/2018	170	112,679
Total				1,134,276

Building Materials 0.70%
Belden, Inc.	7.00%	3/15/2017	1,000	895,000
General Cable Corp.	7.125%	4/1/2017	300	271,500
Interline Brands, Inc.	8.125%	6/15/2014	1,025	1,019,875
Total				2,186,375

Chemicals 3.09%
Airgas, Inc.	6.25%	7/15/2014	525	496,125
Airgas, Inc.†	7.125%	10/1/2018	1,250	1,221,875
Equistar Chemicals LP	7.55%	2/15/2026	1,500	907,500
Hercules, Inc.	6.75%	10/15/2029	850	845,750
IMC Global, Inc.	7.30%	1/15/2028	1,050	1,029,329
Ineos Group Holdings plc (United Kingdom)†(d)	8.50%	2/15/2016	1,500	817,500
INVISTA†	9.25%	5/1/2012	725	715,937
MacDermid, Inc.†	9.50%	4/15/2017	500	422,500
Mosaic Co. (The)†	7.375%	12/1/2014	200	207,309
Nalco Co.	8.875%	11/15/2013	875	877,187
NOVA Chemicals Corp. (Canada)(d)	6.50%	1/15/2012	400	358,000
Praxair, Inc.	4.625%	3/30/2015	1,000	931,632
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	850	811,750
Total				9,642,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Products 0.64%
Elizabeth Arden, Inc.	7.75%	1/15/2014	$1,625	$1,486,875
H.J. Heinz Co.	5.35%	7/15/2013	525	515,526
Total				2,002,401

Consumer/Commercial/Lease Financing 0.43%
American Express Credit Corp.	7.30%	8/20/2013	1,000	965,495
CIT Group, Inc.	5.20%	11/3/2010	550	369,978
Total				1,335,473

Diversified Capital Goods 1.59%
Actuant Corp.	6.875%	6/15/2017	200	192,000
Honeywell International, Inc.	5.30%	3/1/2018	1,630	1,537,017
Mueller Water Products, Inc.	7.375%	6/1/2017	850	675,750
Park-Ohio Industries, Inc.	8.375%	11/15/2014	650	518,375
RBS Global & Rexnord Corp.	9.50%	8/1/2014	1,750	1,653,750
Sensus Metering Systems, Inc.	8.625%	12/15/2013	405	382,725
Total				4,959,617

Electric: Generation 5.20%
AES Corp. (The)	8.00%	10/15/2017	1,600	1,452,000
Dynegy Holdings, Inc.	7.75%	6/1/2019	575	462,875
Dynegy Holdings, Inc.	8.375%	5/1/2016	2,465	2,156,875
Edison Mission Energy	7.00%	5/15/2017	2,200	1,991,000
Edison Mission Energy	7.75%	6/15/2016	2,025	1,913,625
Mirant Americas Generation LLC	9.125%	5/1/2031	1,500	1,162,500
Mirant North America LLC	7.375%	12/31/2013	1,250	1,181,250
NRG Energy, Inc.	7.375%	2/1/2016	1,500	1,353,750
Reliant Energy, Inc.	6.75%	12/15/2014	600	516,000
Reliant Energy, Inc.	7.875%	6/15/2017	1,775	1,322,375
Texas Competitive Electric Holdings Co. LLC†	10.25%	11/1/2015	2,950	2,677,125
Total				16,189,375

Electric: Integrated 2.83%
Commonwealth Edison Co.	5.80%	3/15/2018	2,500	2,295,000
E. ON International Finance BV (Netherlands)†(d)	5.80%	4/30/2018	1,000	957,478
Nevada Power Co.	5.875%	1/15/2015	1,000	949,678
NiSource Finance Corp.	6.15%	3/1/2013	400	387,536
Northern States Power Co. Minnesota	5.25%	3/1/2018	2,000	1,865,940
PECO Energy Co.	5.35%	3/1/2018	500	455,035
PG&E Corp.	4.80%	3/1/2014	300	282,897
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	671	682,613
Virginia Electric & Power Co.	4.50%	12/15/2010	950	943,882
Total				8,820,059

Electronics 1.17%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	1,500	1,158,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electronics (continued)
Emerson Electric Co.	5.25%	10/15/2018	$1,500	$1,431,836
Freescale Semiconductor, Inc.	8.875%	12/15/2014	1,500	1,042,500
Total				3,633,086

Energy: Exploration & Production 3.39%
Chesapeake Energy Corp.	6.25%	1/15/2018	2,100	1,806,000
Chesapeake Energy Corp.	7.25%	12/15/2018	750	693,750
Cimarex Energy Co.	7.125%	5/1/2017	1,675	1,549,375
Forest Oil Corp.	7.25%	6/15/2019	1,000	860,000
Forest Oil Corp.†	7.25%	6/15/2019	325	279,500
KCS Energy Services, Inc.	7.125%	4/1/2012	610	539,850
Kerr-McGee Corp.	6.95%	7/1/2024	1,200	1,136,992
Newfield Exploration Co.	7.125%	5/15/2018	1,250	1,093,750
Quicksilver Resources, Inc.	7.125%	4/1/2016	300	246,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	1,075	989,000
Range Resources Corp.	7.25%	5/1/2018	125	118,750
Range Resources Corp.	7.375%	7/15/2013	360	349,200
XTO Energy, Inc.	5.50%	6/15/2018	1,000	885,538
Total				10,547,705

Environmental 0.76%
Allied Waste North America, Inc	6.125%	2/15/2014	1,200	1,110,000
Allied Waste North America, Inc.	7.875%	4/15/2013	1,250	1,246,875
Total				2,356,875

Food & Drug Retailers 1.31%
Ingles Markets, Inc.	8.875%	12/1/2011	1,200	1,209,000
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	925	911,125
SUPERVALU, INC.	7.50%	11/15/2014	2,000	1,950,000
Total				4,070,125

Food: Wholesale 1.07%
Dole Food Co.	8.75%	7/15/2013	1,500	1,327,500
General Mills, Inc.	5.20%	3/17/2015	1,250	1,201,034
Kellogg Co.	4.25%	3/6/2013	825	796,713
Total				3,325,247

Forestry/Paper 1.17%
Bowater, Inc.	6.50%	6/15/2013	300	117,000
Bowater, Inc.	9.50%	10/15/2012	1,000	390,000
Buckeye Technologies, Inc.	8.00%	10/15/2010	498	463,140
Catalyst Paper Corp. (Canada)(d)	8.625%	6/15/2011	325	258,375
Graphic Packaging International Corp.	9.50%	8/15/2013	750	682,500
International Paper Co.	7.95%	6/15/2018	525	516,729
Jefferson Smurfit Corp.	7.50%	6/1/2013	70	57,050
Jefferson Smurfit Corp.	8.25%	10/1/2012	250	210,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Forestry/Paper (continued)
Stone Container Corp.	8.00%	3/15/2017	$1,200	$942,000
Total				3,636,794

Gaming 2.65%
Boyd Gaming Corp.	7.125%	2/1/2016	925	645,187
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	1,850	1,248,750
Las Vegas Sands Corp.	6.375%	2/15/2015	1,200	924,000
MGM Mirage, Inc.	6.75%	9/1/2012	1,000	787,500
River Rock Entertainment Authority	9.75%	11/1/2011	775	716,875
Scientific Games Corp.	6.25%	12/15/2012	625	606,250
Seneca Gaming Corp.	7.25%	5/1/2012	1,000	875,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,500	1,091,250
Turning Stone Casino Resort†	9.125%	12/15/2010	1,250	1,193,750
Turning Stone Casino Resort†	9.125%	9/15/2014	200	183,000
Total				8,271,562

Gas Distribution 3.65%
Colorado Interstate Gas Co.	6.80%	11/15/2015	829	789,500
El Paso Corp.	7.00%	6/15/2017	975	875,904
El Paso Corp.	7.25%	6/1/2018	250	233,750
El Paso Natural Gas Co.	5.95%	4/15/2017	750	667,361
Ferrellgas Partners LP	6.75%	5/1/2014	1,100	902,000
Inergy Finance LP	8.25%	3/1/2016	1,000	925,000
MarkWest Energy Partners LP	6.875%	11/1/2014	875	791,875
MarkWest Energy Partners LP	8.75%	4/15/2018	1,100	1,050,500
Northwest Pipeline Corp.†	6.05%	6/15/2018	175	171,770
Northwest Pipeline Corp.	7.00%	6/15/2016	780	775,319
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	460	435,206
Tennessee Gas Pipeline Co.	7.50%	4/1/2017	975	954,600
Williams Cos., Inc. (The)	7.875%	9/1/2021	1,400	1,402,810
Williams Partners LP	7.25%	2/1/2017	1,500	1,397,115
Total				11,372,710

Health Services 6.05%
Advanced Medical Optics, Inc.	7.50%	5/1/2017	1,100	962,500
Bausch & Lomb, Inc.†	9.875%	11/1/2015	700	666,750
Baxter International, Inc.	5.375%	6/1/2018	200	191,551
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	1,250	1,168,750
Biomet, Inc.	10.00%	10/15/2017	775	794,375
Centene Corp.	7.25%	4/1/2014	1,350	1,272,375
Community Health Systems	8.875%	7/15/2015	2,250	2,148,750
DaVita, Inc.	7.25%	3/15/2015	1,000	955,000
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	350	360,500
HCA, Inc.	6.375%	1/15/2015	1,500	1,188,750
HCA, Inc.	9.125%	11/15/2014	2,000	1,950,000
Select Medical Corp.	7.625%	2/1/2015	1,450	1,181,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Services (continued)
Sun Healthcare Group, Inc.	9.125%	4/15/2015	$1,750	$1,680,000
United Surgical Partners, Inc.	8.875%	5/1/2017	1,500	1,267,500
UnitedHealth Group, Inc.	4.875%	4/1/2013	500	477,839
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	2,000	1,940,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	750	660,000
Total				18,866,390

Hotels 0.58%
Gaylord Entertainment Co.	8.00%	11/15/2013	1,360	1,190,000
Host Hotels & Resorts LP	6.375%	3/15/2015	750	613,125
Total				1,803,125

Household & Leisure Products 0.32%
Mattel, Inc.	5.625%	3/15/2013	1,000	996,402

Integrated Energy 1.11%
National Fuel Gas Co.†	6.50%	4/15/2018	1,440	1,366,056
Petrobras International Finance Co. (Brazil)(d)	5.875%	3/1/2018	2,000	1,827,764
VeraSun Energy Corp.	9.375%	6/1/2017	695	278,000
Total				3,471,820

Investments & Miscellaneous Financial Services 0.29%
General Electric Capital Corp.	4.80%	5/1/2013	1,000	913,013

Machinery 1.40%
Baldor Electric Co.	8.625%	2/15/2017	2,475	2,376,000
Gardner Denver, Inc.	8.00%	5/1/2013	1,050	1,023,750
Roper Industries, Inc.	6.625%	8/15/2013	950	972,400
Total				4,372,150

Media: Broadcast 0.72%
Allbritton Communications Co.	7.75%	12/15/2012	1,200	1,032,000
Lin TV Corp.	6.50%	5/15/2013	500	392,500
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	442	427,635
Univision Communications, Inc. PIK†	9.75%	3/15/2015	825	387,750
Total				2,239,885

Media: Cable 1.82%
CCH I LLC	11.75%	5/15/2014	1,300	507,000
CCH I LLC / CCH I Capital Corp.	11.00%	10/1/2015	2,000	1,330,000
CCH II LLC / CCH II Capital Corp.	10.25%	9/15/2010	500	452,500
DirecTV Holdings LLC	6.375%	6/15/2015	1,000	885,000
DirecTV Holdings LLC	8.375%	3/15/2013	406	402,955
Echostar DBS Corp.	7.125%	2/1/2016	1,075	868,062
Mediacom Broadband LLC	8.50%	10/15/2015	375	311,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Cable (continued)
Mediacom Communications Corp.	9.50%	1/15/2013	$1,020	$918,000
Total				5,674,767

Media: Diversified 0.06%
Grupo Televisa SA (Mexico)(d)	6.00%	5/15/2018	200	189,754

Media: Services 0.61%
Affinion Group, Inc.	11.50%	10/15/2015	615	575,025
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	785	655,475
Lamar Media Corp.	6.625%	8/15/2015	350	291,375
Warner Music Group Corp.	7.375%	4/15/2014	500	373,750
Total				1,895,625

Metals/Mining (Excluding Steel) 1.74%
Aleris International, Inc.	10.00%	12/15/2016	1,200	750,000
Foundation PA Coal Co.	7.25%	8/1/2014	750	727,500
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	2,025	1,997,604
Noranda Aluminum Acquisition Corp.	6.828%#	5/15/2015	1,075	822,375
Peabody Energy Corp.	5.875%	4/15/2016	1,000	910,000
Peabody Energy Corp.	7.375%	11/1/2016	225	217,125
Total				5,424,604

Mortgage Banks & Thrifts 0.15%
Countrywide Home Loan	5.625%	7/15/2009	500	472,950
Washington Mutual Bank	6.875%	6/15/2011	1,250	7,813
Total				480,763

Multi-Line Insurance 0.70%
American International Group, Inc.†	8.25%	8/15/2018	150	87,265
Hub International Holdings, Inc.†	9.00%	12/15/2014	475	425,125
MetLife, Inc.	5.00%	6/15/2015	975	890,633
USI Holdings Corp.†	6.679%#	11/15/2014	1,000	765,000
Total				2,168,023

Non-Food & Drug Retailers 0.26%
Brookstone Co., Inc.	12.00%	10/15/2012	675	550,125
Harry & David Operations Corp.	9.00%	3/1/2013	500	255,000
Total				805,125

Oil Field Equipment & Services 2.17%
BJ Services Co.	6.00%	6/1/2018	800	814,282
Cameron International Corp.	6.375%	7/15/2018	300	280,674
CGG Veritas (France)(d)	7.75%	5/15/2017	575	549,125
Complete Production Services, Inc.	8.00%	12/15/2016	1,200	1,146,000
Dresser-Rand Group, Inc.	7.375%	11/1/2014	854	798,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil Field Equipment & Services (continued)
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	$750	$688,125
Key Energy Services, Inc.	8.375%	12/1/2014	375	361,875
National Oilwell Varco, Inc.	6.125%	8/15/2015	1,000	977,259
Pride International, Inc.	7.375%	7/15/2014	1,205	1,156,800
Total				6,772,630

Oil Refining & Marketing 0.28%
Tesoro Corp.	6.25%	11/1/2012	875	770,000
Tesoro Corp.	6.50%	6/1/2017	125	100,625
Total				870,625

Packaging 1.40%
Ball Corp.	6.625%	3/15/2018	950	885,875
Berry Plastics Corp.	8.875%	9/15/2014	1,000	785,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,720	1,307,200
Solo Cup Co.	8.50%	2/15/2014	500	402,500
Vitro SA de CV (Mexico)(d)	9.125%	2/1/2017	1,500	982,500
Total				4,363,075

Pharmaceuticals 0.47%
Axcan Intermediate Holdings, Inc.†	12.75%	3/1/2016	575	572,125
Warner Chilcott Corp.	8.75%	2/1/2015	910	900,900
Total				1,473,025

Printing & Publishing 0.51%
Deluxe Corp.	7.375%	6/1/2015	600	513,000
Idearc, Inc.	8.00%	11/15/2016	2,000	555,000
R.H. Donnelley Corp.	8.875%	1/15/2016	1,000	345,000
R.H. Donnelley Corp.	8.875%	10/15/2017	500	172,500
Total				1,585,500

Railroads 0.11%
Canadian National Railway Co. (Canada)(d)	4.95%	1/15/2014	350	339,206

Restaurants 0.29%
Denny’s Corp./Denny’s Holdings, Inc.	10.00%	10/1/2012	1,000	915,000

Software/Services 1.99%
Ceridian Corp.†	11.25%	11/15/2015	1,000	827,500
First Data Corp.†	9.875%	9/24/2015	900	707,625
Open Solutions, Inc.†	9.75%	2/1/2015	600	393,000
SERENA Software, Inc.	10.375%	3/15/2016	750	663,750
SunGard Data Systems, Inc.	9.125%	8/15/2013	1,200	1,086,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	600	523,500
Syniverse Technologies, Inc.	7.75%	8/15/2013	1,450	1,348,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Software/Services (continued)
Vangent, Inc.	9.625%	2/15/2015	$800	$656,000
Total				6,205,875

Steel Producers/Products 0.32%
Algoma Acquisition Corp. (Canada)†(d)	9.875%	6/15/2015	500	453,125
Allegheny Ludlum Corp.	6.95%	12/15/2025	575	540,675
Total				993,800

Support: Services 2.09%
ARAMARK Corp.	8.50%	2/1/2015	350	330,750
Ashtead Capital, Inc.†	9.00%	8/15/2016	475	410,875
Avis Budget Car Rental	7.625%	5/15/2014	2,000	1,275,000
Education Management LLC/Education Management Finance Corp.	8.75%	6/1/2014	250	210,000
Expedia, Inc.†	8.50%	7/1/2016	450	407,250
FTI Consulting, Inc.	7.75%	10/1/2016	400	408,500
Hertz Corp. (The)	8.875%	1/1/2014	1,750	1,518,125
Iron Mountain, Inc.	7.75%	1/15/2015	800	796,000
Rental Service Corp.	9.50%	12/1/2014	500	381,250
United Rentals North America, Inc.	7.75%	11/15/2013	1,000	762,500
Total				6,500,250

Telecommunications: Integrated/Services 3.36%
Cincinnati Bell, Inc.	8.375%	1/15/2014	2,375	2,078,125
Hughes Network Systems LLC	9.50%	4/15/2014	600	585,000
MasTec, Inc.	7.625%	2/1/2017	750	637,500
Nordic Telephone Holdings Co. (Denmark)†(d)	8.875%	5/1/2016	2,000	1,830,000
Qwest Capital Funding, Inc.	7.90%	8/15/2010	3,500	3,403,750
Qwest Communications International, Inc.	7.25%	2/15/2011	350	333,375
Windstream Corp.	7.00%	3/15/2019	2,000	1,610,000
Total				10,477,750

Telecommunications: Wireless 1.10%
Centennial Communications Corp.	10.00%	1/1/2013	650	625,625
Hellas II (Luxembourg)†(d)	8.541%#	1/15/2015	550	335,500
IPCS, Inc. PIK	6.051%#	5/1/2014	500	392,500
MetroPCS Wireless, Inc.	9.25%	11/1/2014	600	564,000
Sprint Capital Corp.	6.90%	5/1/2019	1,375	1,067,457
Sprint Capital Corp.	8.375%	3/15/2012	500	450,323
Total				3,435,405

Theaters & Entertainment 0.17%
AMC Entertainment, Inc.	8.00%	3/1/2014	625	540,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Transportation (Excluding Air/Rail) 0.43%
Bristow Group, Inc.	6.125%	6/15/2013	$1,500		$1,350,000

Total High Yield Corporate Bond (cost $241,713,732)					207,117,707

			Shares (000)
NON-CONVERTIBLE PREFERRED STOCKS 0.17%

Agency 0.01%
Fannie Mae	8.25%		21		44,690

Consumer Products 0.16%
H.J. Heinz Finance Co.†	8.00%		—	(e)	488,594

Total Non-Convertible Preferred Stocks (cost $1,014,837)					533,284

			Principal Amount (000)
U.S. TREASURY OBLIGATIONS 3.50%
U.S. Treasury Notes	4.00%	9/30/2009	$5,000		5,103,910
U.S. Treasury Notes	4.00%	2/15/2014	4,000		4,205,316
U.S. Treasury Notes	4.625%	7/31/2012	1,500		1,607,578
Total U.S. Treasury Obligations (cost $10,870,567)					10,916,804

Total Long-Term Investments (cost $341,906,195)					302,750,048

SHORT-TERM INVESTMENT 1.33%

Repurchase Agreement
Repurchase Agreement dated 9/30/2008, 1.00% due 10/1/2008 with State Street Bank & Trust Co. collateralized by $4,210,000 of Federal Home Loan Bank at 2.584% due 1/8/2009; value $4,231,050; proceeds; $4,144,842 (cost $4,144,727)			4,145		4,144,727

Total Investments in Securities 98.48% (cost $346,050,922)					306,894,775

Other Assets in Excess of Liabilities 1.52%					4,748,150

Net Assets 100.00%					$311,642,925

PIK            Payment-in-kind.

†              Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors.  Unless otherwise noted, 144A securities are deemed to be liquid.

#              Variable rate security.  The interest rate represents the rate at September 30, 2008.

(a)        Defaulted security.

(b)        The notes were offered at an issue price of $395.02 per note with an interest rate of 1.4813% per year. Beginning January 16, 2009, the issuer will not pay any cash interest on the notes prior to maturity unless contingent cash interest becomes payable.  Instead, on January 15, 2034, the maturity date of the notes, a holder will receive $1,000 per note.

(c)        On the maturity date, the issuer will redeem the notes at their accreted principal price, which will be equal to 125.66% of principal amount at issuance.  The “accreted principal price” of the note will be equal to the principal amount of the note at issuance plus accretion on the principal amount at issuance beginning January 15, 2011.

(d)        Foreign security traded in U.S. dollars.

(e)        Amount represents less than 1,000 shares.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH and INCOME PORTFOLIO September 30, 2008

Investments	Shares	Value (000)
COMMON STOCKS 99.03%

Air Transportation 1.09%
Delta Air Lines, Inc.*	2,795,721	$20,828

Banks 17.09%
BB&T Corp.	500,500	18,919
Fifth Third Bancorp	1,158,300	13,784
JPMorgan Chase & Co.	2,558,728	119,493
M&T Bank Corp.	232,000	20,706
PNC Financial Services Group, Inc. (The)	636,600	47,554
Regions Financial Corp.	301,200	2,891
SunTrust Banks, Inc.	464,169	20,883
Wells Fargo & Co.	2,213,401	83,069
Total		327,299

Beverage: Soft Drinks 2.43%
Coca-Cola Enterprises, Inc.	2,780,971	46,637

Biotechnology Research & Production 2.16%
Amgen, Inc.*	549,896	32,592
Genzyme Corp.*	107,800	8,720
Total		41,312

Building Materials 0.44%
Masco Corp.	468,900	8,412

Cable Television Services 0.66%
Comcast Corp. Class A	645,600	12,673

Chemicals 0.51%
E.I. du Pont de Nemours & Co.	185,900	7,492
Praxair, Inc.	32,101	2,303
Total		9,795

Communications & Media 0.61%
Time Warner, Inc.	885,500	11,609

Communications Technology 1.09%
QUALCOMM, Inc.	484,900	20,836

Computer Services, Software & Systems 4.29%
Adobe Systems, Inc.*	282,600	11,154
Microsoft Corp.	1,394,400	37,217
Oracle Corp.*	1,659,400	33,702
Total		82,073

Computer Technology 1.20%
Hewlett-Packard Co.	496,485	22,957

Copper 0.33%
Freeport-McMoRan Copper & Gold, Inc.	111,900	6,362

Diversified Financial Services 11.21%
Bank of New York Mellon Corp. (The)	2,324,221	75,723
Citigroup, Inc.	494,000	10,132
Goldman Sachs Group, Inc. (The)	210,787	26,981
Merrill Lynch & Co., Inc.	3,272,053	82,783
MetLife, Inc.	179,246	10,038
Morgan Stanley	390,500	8,981
Total		214,638

Drug & Grocery Store Chains 2.57%
Kroger Co. (The)	1,790,051	49,191

Drugs & Pharmaceuticals 5.47%
Abbott Laboratories	830,173	47,801
Allergan, Inc.	36,400	1,875
Bristol-Myers Squibb Co.	245,200	5,112
Eli Lilly & Co.	268,775	11,834
Gilead Sciences, Inc.*	107,900	4,918
Teva Pharmaceutical Industries Ltd. ADR	724,667	33,183
Total		104,723

Electrical Equipment & Components 0.37%
Emerson Electric Co.	171,634	7,001

Electronics: Semi-Conductors/Components 0.49%
Avnet, Inc.*	82,700	2,037
Intel Corp.	391,000	7,323
Total		9,360

Finance Companies 1.61%
Capital One Financial Corp.	604,975	30,854

Financial Data Processing Services & Systems 1.24%
Western Union Co.	960,000	23,683

Financial Information Services 0.06%
Moody’s Corp.	34,400	1,170

Foods 3.42%
General Mills, Inc.	219,600	15,091
Kraft Foods, Inc. Class A	1,334,697	43,711
SYSCO Corp.	217,968	6,720
Total		65,522

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH and INCOME PORTFOLIO September 30, 2008

Investments	Shares	Value (000)
Insurance: Multi-Line 2.58%
ACE Ltd.	140,000	$7,578
AON Corp.	904,795	40,680
CIGNA Corp.	35,000	1,189
Total		49,447

Investment Management Companies 1.01%
T. Rowe Price Group, Inc.	361,300	19,405

Leisure Time 0.11%
Carnival Corp. Unit	57,900	2,047

Machinery: Oil Well Equipment & Services 1.50%
Halliburton Co.	549,800	17,808
Schlumberger Ltd.	140,372	10,962
Total		28,770

Medical & Dental Instruments & Supplies 3.28%
Boston Scientific Corp.*	3,498,614	42,928
Covidien Ltd.	368,300	19,800
Total		62,728

Metals & Minerals Miscellaneous 0.09%
BHP Billiton Ltd. ADR	33,300	1,731

Milling: Fruit & Grain Processing 2.10%
Archer Daniels Midland Co.	1,833,189	40,165

Multi-Sector Companies 5.06%
Eaton Corp.	522,272	29,341
General Electric Co.	2,650,086	67,577
Total		96,918

Oil: Crude Producers 1.08%
Devon Energy Corp.	90,833	8,284
EOG Resources, Inc.	51,600	4,616
XTO Energy, Inc.	165,775	7,712
Total		20,612

Oil: Integrated International 3.40%
Chevron Corp.	204,700	16,884
Exxon Mobil Corp.	619,955	48,146
Total		65,030

Paints & Coatings 0.58%
PPG Industries, Inc.	191,300	11,157

Real Estate Investment Trusts 0.63%
Annaly Capital Management, Inc.	897,400	12,070

Recreational Vehicles & Boats 0.52%
Harley-Davidson, Inc.	268,800	10,026

Rental & Leasing Services: Consumer 1.30%
Hertz Global Holdings, Inc.*	3,289,730	24,903

Restaurants 0.19%
Starbucks Corp.*	248,200	3,691

Retail 9.31%
Best Buy Co., Inc.	420,500	15,769
Home Depot, Inc. (The)	1,257,100	32,546
HSN, Inc.*	659,709	7,263
IAC/InterActiveCorp*	1,008,522	17,447
J.C. Penney Co., Inc.	452,000	15,070
Kohl’s Corp.*	421,576	19,426
Staples, Inc.	288,500	6,491
Target Corp.	246,000	12,066
Ticketmaster Entertainment, Inc.*	403,409	4,329
Wal-Mart Stores, Inc.	800,392	47,935
Total		178,342

Securities Brokerage & Services 2.86%
Charles Schwab Corp. (The)	1,069,276	27,801
Franklin Resources, Inc.	301,400	26,562
TD Ameritrade Holding Corp.*	23,100	374
Total		54,737

Services: Commercial 0.81%
Waste Management, Inc.	492,024	15,494

Soaps & Household Chemicals 0.35%
Clorox Co. (The)	76,300	4,783
Colgate-Palmolive Co.	26,300	1,982
Total		6,765

Textiles Apparel Manufacturers 1.16%
J. Crew Group, Inc.*	775,629	22,160

Tobacco 0.20%
Altria Group, Inc.	190,900	3,787

Transportation: Miscellaneous 0.38%
United Parcel Service, Inc. Class B	114,530	7,203

Utilities: Electrical 0.37%
Progress Energy, Inc.	165,142	7,123

Utilities: Gas Pipelines 0.38%
El Paso Corp.	572,870	7,310

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH and INCOME PORTFOLIO September 30, 2008

Investments	Shares	Value (000)
Utilities: Telecommunications 1.44%
AT&T, Inc.	990,747	$27,662

Total Common Stocks (cost $2,045,018,099)		1,896,218

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.22%

Repurchase Agreement
Repurchase Agreement dated 9/30/2008, 1.00% due 10/1/2008 with State Street Bank & Trust Co. collateralized by $23,785,000 of Federal Home Loan Mortgage Corp. at 2.98% due 1/19/2010; value: $23,760,264; proceeds: $23,290,425 (cost $23,289,778)	$23,290	23,290

Total Investments in Securities 100.25% (cost $2,068,307,877)		1,919,508

Liabilities in Excess of Other Assets (0.25%)		(4,717)

Net Assets 100.00%		$1,914,791

ADR   American Depositary Receipt.

Unit     More than one class of securities traded together.

*   Non-income producing security.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2008

Investments	Shares	Value (000)
COMMON STOCKS 96.35%

Aerospace 1.08%
Alliant Techsystems, Inc.*	10,733	$1,008

Banks 2.60%
Northern Trust Corp.	33,496	2,418

Biotechnology Research & Production 7.44%
Alexion Pharmaceuticals, Inc.*	24,426	960
Celgene Corp.*	10,289	651
Cephalon, Inc.*	11,728	909
Charles River Laboratories International, Inc.*	15,004	833
Genzyme Corp.*	18,068	1,461
ImClone Systems, Inc.*	15,913	994
Myriad Genetics, Inc.*	7,291	473
OSI Pharmaceuticals, Inc.*	12,996	641
Total		6,922

Casinos & Gambling 0.26%
WMS Industries, Inc.*	7,978	244

Chemicals 3.27%
Airgas, Inc.	22,570	1,121
Albemarle Corp.	19,396	598
Celanese Corp. Series A	13,639	381
CF Industries Holdings, Inc.	4,966	454
Ecolab, Inc.	10,003	485
Total		3,039

Commercial Information Services 0.82%
IHS, Inc. Class A*	16,002	762

Communications Technology 3.39%
Juniper Networks, Inc.*	29,981	632
L-3 Communications Holdings, Inc.	13,631	1,340
McAfee, Inc.*	34,679	1,178
Total		3,150

Computer Services, Software & Systems 3.72%
Adobe Systems, Inc.*	7,934	313
Akamai Technologies, Inc.*	4,869	85
BMC Software, Inc.*	33,073	947
Equinix, Inc.*	8,453	587
F5 Networks, Inc.*	20,076	469
Intuit, Inc.*	33,405	1,056
Total		3,457

Computer Technology 0.81%
NetApp, Inc.*	41,389	755

Consumer Electronics 2.78%
Activision Blizzard, Inc.*	93,197	1,438
Electronic Arts, Inc.*	30,969	1,146
Total		2,584

Consumer Products 0.65%
Alberto-Culver Co.	22,297	607

Containers & Packaging: Paper & Plastic 0.46%
Pactiv Corp.*	17,066	424

Cosmetics 1.56%
Avon Products, Inc.	26,733	1,111
Estee Lauder Cos., Inc. (The) Class A	6,863	343
Total		1,454

Diversified Financial Services 0.16%
Lazard Ltd. Class A	3,538	151

Diversified Production 0.27%
ITT Corp.	4,449	247

Drug & Grocery Store Chains 1.13%
Kroger Co. (The)	38,377	1,055

Drugs & Pharmaceuticals 2.07%
BioMarin Pharmaceutical, Inc.*	43,301	1,147
United Therapeutics Corp.*	5,079	534
Watson Pharmaceuticals, Inc.*	8,463	241
Total		1,922

Education Services 2.01%
DeVry, Inc.	11,836	586
New Oriental Education & Technology Group, Inc. ADR*	12,046	774
Strayer Education, Inc.	2,536	508
Total		1,868

Electrical Equipment & Components 1.03%
AMETEK, Inc.	23,499	958

Electronics 0.94%
Amphenol Corp. Class A	21,853	877

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2008

Investments	Shares	Value (000)
Electronics: Medical Systems 1.79%
Hologic, Inc.*	29,395	$568
Illumina, Inc.*	27,051	1,097
Total		1,665

Electronics: Semi-Conductors/Components 4.08%
Avnet, Inc.*	3,626	89
Broadcom Corp. Class A*	29,798	555
Linear Technology Corp.	28,741	881
Marvell Technology Group Ltd.*	41,689	388
Microchip Technology, Inc.	9,510	280
PMC-Sierra, Inc.*	50,826	377
Silicon Laboratories, Inc.*	26,386	810
Varian Semiconductor Equipment Associates, Inc.*	16,590	417
Total		3,797

Energy: Miscellaneous 0.60%
Sunoco, Inc.	15,575	554

Engineering & Contracting Services 1.73%
Jacobs Engineering Group, Inc.*	16,151	877
Nalco Holding Co.	39,414	731
Total		1,608

Financial Data Processing Services & Systems 1.84%
Fiserv, Inc.*	25,676	1,215
Western Union Co.	20,045	495
Total		1,710

Foods 3.58%
Campbell Soup Co.	17,497	675
Flowers Foods, Inc.	34,788	1,021
H.J. Heinz Co.	9,982	499
McCormick & Co., Inc.	13,365	514
Ralcorp Holdings, Inc.*	9,152	617
Total		3,326

Health & Personal Care 0.74%
Express Scripts, Inc.*	9,358	691

Healthcare Facilities 1.54%
ICON plc ADR*	18,936	724
Quest Diagnostics, Inc.	13,757	711
Total		1,435

Healthcare Management Services 1.13%
Community Health Systems, Inc.*	18,703	548
Phase Forward, Inc.*	24,229	507
Total		1,055

Identification Control & Filter Devices 1.42%
Agilent Technologies, Inc.*	9,528	282
Roper Industries, Inc.	18,270	1,041
Total		1,323

Investment Mana[g]ement Companies 3.34%
BlackRock, Inc.	2,417	470
T. Rowe Price Group, Inc.	35,610	1,913
Waddell & Reed Financial, Inc. Class A	29,099	720
Total		3,103

Jewelry, Watches & Gemstones 0.39%
Tiffany & Co.	10,221	363

Leisure Time 0.75%
Penn National Gaming, Inc.*	13,438	357
Royal Caribbean Cruises Ltd.	16,273	338
Total		695

Machinery: Agricultural 0.30%
AGCO Corp.*	6,583	281

Machinery: Oil Well Equipment & Services 2.81%
Cameron International Corp.*	35,610	1,372
Smith International, Inc.	12,632	741
Weatherford International Ltd.*	19,760	497
Total		2,610

Medical & Dental Instruments & Supplies 4.07%
Beckman Coulter, Inc.	11,728	832
DENTSPLY International, Inc.	24,436	917
NuVasive, Inc.*	21,017	1,037
St. Jude Medical, Inc.*	22,824	993
Total		3,779

Medical Services 1.18%
Covance, Inc.*	12,377	1,094

Metal Fabricating 0.74%
Precision Castparts Corp.	8,770	691

Multi-Sector Companies 1.12%
Eaton Corp.	11,370	639
Textron, Inc.	13,862	406
Total		1,045

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2008

Investments	Shares	Value (000)
Offshore Drilling 2.39%
Atwood Oceanics, Inc.*	33,146	$1,207
Diamond Offshore Drilling, Inc.	9,849	1,015
Total		2,222

Oil: Crude Producers 2.17%
Noble Energy, Inc.	8,270	460
Quicksilver Resources, Inc.*	14,312	281
Range Resources Corp.	16,484	707
Southwestern Energy Co.*	18,710	571
Total		2,019

Oil: Integrated Domestic 0.75%
Murphy Oil Corp.	10,877	698

Radio & TV Broadcasters 0.33%
Central European Media Enterprises Ltd. Class A*	4,735	310

Restaurants 1.99%
Darden Restaurants, Inc.	15,641	448
Panera Bread Co. Class A*	10,216	520
Yum! Brands, Inc.	26,945	878
Total		1,846

Retail 6.02%
Abercrombie & Fitch Co. Class A	7,186	284
Advance Auto Parts, Inc.	7,190	285
Bed Bath & Beyond, Inc.*	15,483	486
Dick’s Sporting Goods, Inc.*	24,730	484
Family Dollar Stores, Inc.	18,442	437
Kohl’s Corp.*	24,438	1,126
O’Reilly Automotive, Inc.*	17,037	456
TJX Companies, Inc. (The)	32,863	1,003
Urban Outfitters, Inc.*	32,354	1,031
Total		5,592

Securities Brokerage & Services 0.17%
Charles Schwab Corp. (The)	5,973	155

Services: Commercial 0.70%
FTI Consulting, Inc.*	8,983	649

Soaps & Household Chemicals 2.95%
Church & Dwight Co., Inc.	34,447	2,139
Clorox Co. (The)	9,626	603
Total		2,742

Telecommunications Equipment 1.74%
American Tower Corp. Class A*	37,325	1,342
Crown Castle International Corp.*	9,416	273
Total		1,615

Textiles Apparel Manufacturers 1.24%
Carter’s, Inc.*	15,633	308
Polo Ralph Lauren Corp. Class A	4,811	321
Under Armour, Inc. Class A*	16,598	527
Total		1,156

Tobacco 0.40%
Lorillard, Inc.	5,182	369

Toys 0.64%
Marvel Entertainment, Inc.*	17,540	599

Transportation: Miscellaneous 1.13%
C.H. Robinson Worldwide, Inc.	9,504	484
Expeditors International of Washington, Inc.	16,157	563
Total		1,047

Utilities: Electrical 3.81%
Allegheny Energy, Inc.	21,789	801
ITC Holdings Corp.	29,374	1,521
PPL Corp.	32,945	1,219
Total		3,541

Wholesalers 0.32%
LKQ Corp.*	17,329	294

Total Common Stocks (cost $94,490,689)		89,581

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2008

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.91%

Repurchase Agreement
Repurchase Agreement dated 9/30/2008, 1.00% due 10/1/2008 with State Street Bank & Trust Co. collateralized by $4,670,000 of Federal Home Loan Mortgage Corp. at 2.98% due 1/19/2010; value: $4,665,143; proceeds: $4,570,644 (cost $4,570,517)	$4,571	$4,571

Total Investments in Securities 101.26% (cost $99,061,206)		94,152

Liabilities in Excess of Other Assets (1.26%)		(1,175)

Net Assets 100.00%		$92,977

ADR   American Depositary Receipt.

*   Non-income producing security.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO  September 30, 2008

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 91.33%

COMMON STOCKS 89.88%

Australia 4.72%
Mining & Metals 1.76%
Lihir Gold Ltd.*	83,143	$169
OZ Minerals Ltd.	179,468	228
		397

Non-Oil Energy 0.97%
Felix Resources Ltd.	16,095	220

Oil & Gas 0.85%
Centennial Coal Co., Ltd.	64,527	191

Utilities & Infrastructure 1.14%
DUET Group	123,446	258
Total Australia		1,066

Brazil 1.33%
Diversified Consumer Non-Cyclicals 1.16%
Souza Cruz SA	11,000	263

Retail 0.17%
Le Lis Blanc Deux Comercio e Confeccoes de Roupas SA*	17,995	38
Total Brazil		301

Canada 0.83%
Chemicals 0.14%
Phoscan Chemical Corp.*	57,356	31

Mining & Metals 0.69%
Equinox Minerals Ltd.*	66,000	156
High River Gold Mines Ltd.*	57	—	(a)
		156
Total Canada		187

China 1.48%
Diversified Consumer Non-Cyclicals 0.45%
Celestial NutriFoods Ltd.	267,705	101

Diversified Technology 1.03%
China Security & Surveillance Technology, Inc.*	16,859	234
Total China		335

Egypt 1.42%
Autos & Auto Parts
Ghabbour Auto*	44,064	321

France 5.63%
Communications Equipment 1.65%
Gemalto NV*	10,355	374

Computer Software 0.65%
Dassault Systemes SA	2,753	147

Engineering & Capital Goods 1.36%
Neopost SA	3,248	306

Media 1.29%
Ipsos SA	9,914	292

Oil & Gas 0.68%
CGG Veritas*	4,846	154
Total France		1,273

Germany 11.23%
Aerospace & Defense 1.68%
Rheinmetall AG	7,045	379

Chemicals 2.60%
Symrise GmbH & Co. AG	17,672	300
Wacker Chemie AG	2,016	288
		588

Diversified Industrial Goods & Services 1.33%
Hamburger Hafen und Logistik AG	5,077	301

Diversified Technology 0.07%
Qimonda AG ADR*	14,900	15

Electrical Equipment 0.91%
Tognum AG	10,244	205

Healthcare Facilities 1.75%
Gerresheimer AG	8,704	396

Healthcare Products & Supplies 2.89%
Fresenius Medical Care AG & Co. ADR	12,600	654
Total Germany		2,538

Greece 2.97%
Consumer Durables 0.65%
Jumbo SA	9,098	148

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO  September 30, 2008

Investments	Shares	U.S. $ Value (000)
Greece (continued)
Leisure & Recreation 1.31%
OPAP SA	9,630	$296

Non-Property Financials 1.01%
Alpha Bank AE	5,632	123
Piraeus Bank SA	5,126	107
		230
Total Greece		674

Hong Kong 2.95%
Consumer Durables 0.15%
Playmates Holdings Ltd.	123,400	35

General Manufacturing & Services 1.34%
Lonking Holdings Ltd.	406,000	302

Leisure & Recreation 0.80%
Rexcapital Financial Holdings Ltd.*	4,325,000	181

Paper & Forest Products 0.30%
Lee & Man Paper Manufacturing Ltd.	122,400	67

Property Services 0.36%
Sino-Ocean Land Holdings Ltd.	260,000	81
Total Hong Kong		666

Indonesia 1.22%
Diversified Financials 0.55%
PT Bank Rakyat Indonesia	217,500	123

Property (Excluding Services) 0.67%
PT Bakrieland Development Tbk*	2,873,500	70
PT Ciputra Development Tbk*	2,098,151	82
		152
Total Indonesia		275

Ireland 1.36%
Consumer Durables 0.02%
Waterford Wedgwood plc Unit*	1,988,597	6

Non-Property Financials 0.76%
Irish Life & Permanent plc	24,397	171

Oil & Gas 0.58%
Dragon Oil plc*	41,255	130
Total Ireland		307

Italy 10.47%
Diversified Financials 1.41%
Azimut Holding SpA	45,921	319

Food & Drink 2.89%
Davide Campari-Milano SpA	80,142	654

Healthcare Products & Supplies 0.84%
Amplifon SpA	74,401	191

Surface Transportation 1.46%
Ansaldo STS SpA	23,219	329

Utilities & Infrastructure 3.87%
Hera SpA	161,075	445
Terna-Rete Elettrica Nationale SpA	116,793	429
		874
Total Italy		2,367

Japan 16.30%
Chemicals 1.78%
Sumitomo Chemical Co., Ltd.	61,000	269
ZEON Corp.	38,000	133
		402

Computer Software 1.76%
Capcom Co., Ltd.	13,900	398

Diversified Financials 0.53%
Nippon Residential Investment Corp.	48	120

Diversified Technology 0.89%
SUMCO Corp.	12,700	201

Electronics 1.99%
Elpida Memory, Inc.*	12,100	227
IBIDEN Co., Ltd.	9,100	222
		449

General Manufacturing & Services 1.65%
FP Corp.	12,000	372

Non-Property Financials 1.37%
Kabu.com Securities Co., Ltd.	405	310

Property Services 0.83%
Nippon Commercial Investment Corp.	86	188

Retail 4.34%
Isetan Mitsukoshi Holdings Ltd.*	9,900	116

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO  September 30, 2008

Investments	Shares	U.S. $ Value (000)
Japan (continued)
Nitori Co., Ltd.	7,150	$425
Yamada Denki Co., Ltd.	5,800	440
		981

Telecommunications Services 1.16%
Okinawa Cellular Telephone Co.	172	263
Total Japan		3,684

Mexico 0.70%
Diversified Financials
Desarrolladora Homex SA de CV ADR*	3,600	159

Netherlands 0.72%
Electrical Equipment
Draka Holding NV	7,937	163

Norway 2.32%
Chemicals 0.22%
Yara International ASA	1,390	49

Diversified Energy 0.09%
Electromagnetic Geo Services ASA*	9,020	20

Diversified Transportation 0.96%
Songa Offshore ASA*	22,886	218

Oil & Gas 1.05%
DNO International ASA*	87,000	81
Petroleum Geo-Services ASA*	11,750	155
		236
Total Norway		523

Philippines 0.83%
Property Services
Megaworld Corp.	6,056,000	188

Spain 4.56%
Electrical Equipment 0.75%
Gamesa Corporacion Tecnologica SA	4,960	170

General Manufacturing & Services 1.77%
Prosegur Compania de Seguridad SA	11,468	399

Oil & Gas 2.04%
Enagas SA	21,362	461
Total Spain		1,030

Sweden 2.51%
Consumer Non-Durables 0.51%
Oriflame Cosmetics SA SDR	2,475	115

Diversified Consumer Cyclicals 0.45%
KappAhl Holding AB*	19,426	102

Healthcare Products & Supplies 1.55%
Getinge AB Class B	17,000	350
Total Sweden		567

Switzerland 3.17%
Chemicals 1.26%
Syngenta AG	1,349	284

Diversified Financials 1.19%
EFG International AG	9,314	269

Property (Excluding Services) 0.72%
Orascom Development Holding AG*	2,602	164
Total Switzerland		717

Taiwan 0.73%
Computer Hardware 0.59%
Acer, Inc.	78,058	133

Diversified Technology 0.14%
Powerchip Semiconductor Corp.*	210,000	32
Total Taiwan		165

Thailand 1.14%
Banks & Financial Services
Bangkok Bank Public Co., Ltd.	84,033	257

Turkey 0.31%
Banks & Financial Services
Turkiye Is Bankasi AS GDR	17,140	71

United Kingdom 10.98%
Aerospace & Defense 1.51%
Cobham plc	100,337	341

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO  September 30, 2008

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)
Air Transportation 1.55%
easyJet plc*	61,126	$351

Diversified Financials 0.95%
BlueBay Asset Management plc	49,378	215

Engineering & Construction 1.80%
Babcock International Group plc	45,194	406

Food & Drink 1.52%
Britvic plc	83,440	304
New Britain Palm Oil Ltd.	7,502	40
		344

General Manufacturing & Services 1.34%
Intertek Group plc	20,195	303

Healthcare Facilities 0.34%
Southern Cross Healthcare Ltd.	41,245	77

Oil & Gas 1.97%
Ceres Power Holdings plc*	26,573	78
Max Petroleum plc*	276,853	129
Salamander Energy plc*	17,261	54
Tullow Oil plc	14,507	186
		447
Total United Kingdom		2,484

Total Common Stocks (cost $27,916,883)		20,318

PREFERRED STOCK 1.45%

Brazil
Utilities & Infrastructure
Companhia de Transmissao de Energia Electrica Paulista (cost $348,822)	12,533	328

RIGHTS 0.00%

Ireland
Consumer Durables
Waterford Wedgewood plc (cost $0)	937	—	(a)

Total Long-Term Investments (cost $28,265,705)		20,646

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 5.16%

Repurchase Agreement
Repurchase Agreement dated 9/30/2008, 2.98% due 10/1/2008 with State Street Bank & Trust Co. collateralized by $1,195,000 of Federal Home Loan Bank due 1/19/2010; value: 1,193,757; proceeds: 1,167,529 (cost $1,167,497)	$1,168	$1,168

Total Investments in Securities 96.49% (cost $29,433,202)		21,814

Foreign Cash and Other Assets in Excess of Liabilities 3.51%		793

Net Assets 100.00%		$22,607

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Amount is less than $1,000.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SERIES, INC. - LARGE-CAP CORE PORTFOLIO September 30, 2008

Investments	Shares	Value (000)
COMMON STOCKS 98.31%

Aerospace 4.02%
Boeing Co. (The)	1,672	$96
Lockheed Martin Corp.	2,617	287
Raytheon Co.	4,261	228
United Technologies Corp.	5,036	302
Total		913

Agriculture, Fishing & Ranching 2.65%
Monsanto Co.	6,083	602

Banks 9.99%
Bank of America Corp.	8,921	312
BB&T Corp.	1,458	55
JPMorgan Chase & Co.	11,250	525
Northern Trust Corp.	2,400	173
PNC Financial Services Group, Inc. (The)	5,447	407
SunTrust Banks, Inc.	1,463	66
U.S. Bancorp	7,035	254
Wells Fargo & Co.	12,649	475
Total		2,267

Beverage: Brewers 0.31%
Anheuser-Busch Cos., Inc.	1,072	70

Beverage: Soft Drinks 3.01%
Coca-Cola Co. (The)	6,669	353
PepsiCo, Inc.	4,613	329
Total		682

Biotechnology Research & Production 4.56%
Amgen, Inc.*	4,032	239
Baxter International, Inc.	2,642	173
Celgene Corp.*	3,621	229
Genzyme Corp.*	2,394	194
ImClone Systems, Inc.*	3,189	199
Total		1,034

Chemicals 1.32%
Praxair, Inc.	4,186	300

Communications & Media 0.26%
Time Warner, Inc.	4,511	59

Communications Technology 2.96%
Cisco Systems, Inc.*	13,461	304
Corning, Inc.	9,973	156
McAfee, Inc.*	317	11
QUALCOMM, Inc.	4,685	201
Total		672

Computer Services, Software & Systems 4.07%
Adobe Systems, Inc.*	5,013	198
Citrix Systems, Inc.*	379	9
Microsoft Corp.	14,796	395
Oracle Corp.*	12,447	253
Yahoo!, Inc.*	4,008	69
Total		924

Computer Technology 3.33%
Hewlett-Packard Co.	8,127	376
International Business Machines Corp.	3,238	379
Total		755

Consumer Electronics 2.93%
Activision Blizzard, Inc.*	25,105	388
Electronic Arts, Inc.*	7,430	275
Total		663

Copper 0.13%
Freeport-McMoRan Copper & Gold, Inc.	506	29

Diversified Financial Services 3.32%
Bank of New York Mellon Corp. (The)	8,343	272
Citigroup, Inc.	9,577	196
Goldman Sachs Group, Inc. (The)	1,030	132
MetLife, Inc.	2,095	117
Morgan Stanley	1,543	36
Total		753

Drug & Grocery Store Chains 0.69%
Kroger Co. (The)	4,299	118
Walgreen Co.	1,252	39
Total		157

Drugs & Pharmaceuticals 6.02%
Abbott Laboratories	4,905	282
Amylin Pharmaceuticals, Inc.*	2,390	48
Eli Lilly & Co.	1,060	47
Gilead Sciences, Inc.*	4,901	223
Johnson & Johnson	4,382	304
Merck & Co., Inc.	3,565	112
Pfizer, Inc.	10,066	186
Schering-Plough Corp.	8,857	164
Total		1,366

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES, INC. - LARGE-CAP CORE PORTFOLIO September 30, 2008

Investments	Shares	Value (000)
Electrical Equipment & Components 0.56%
Emerson Electric Co.	3,084	$126

Electronics: Medical Systems 0.61%
Medtronic, Inc.	2,756	138

Electronics: Semi-Conductors/Components 1.63%
Intel Corp.	15,862	297
Texas Instruments, Inc.	3,403	73
Total		370

Electronics: Technology 0.42%
General Dynamics Corp.	1,294	95

Energy: Miscellaneous 0.33%
Valero Energy Corp.	2,496	76

Entertainment 0.42%
Walt Disney Co. (The)	3,124	96

Financial Data Processing Services & Systems 0.40%
Western Union Co.	3,664	90

Foods 4.09%
Campbell Soup Co.	5,610	216
General Mills, Inc.	1,934	133
Kellogg Co.	4,083	229
Kraft Foods, Inc. Class A	10,687	350
Total		928

Health & Personal Care 2.77%
CVS Caremark Corp.	8,172	275
Express Scripts, Inc.*	4,167	308
Medco Health Solutions, Inc.*	997	45
Total		628

Healthcare Facilities 0.74%
Quest Diagnostics, Inc.	3,229	167

Identification Control & Filter Devices 0.24%
Agilent Technologies, Inc.*	1,853	55

Insurance: Life 1.12%
Prudential Financial, Inc.	3,547	255

Insurance: Multi-Line 1.80%
Aon Corp.	8,011	360
Hartford Financial Services Group, Inc. (The)	1,177	48
Total		408

Jewelry, Watches & Gemstones 0.09%
Tiffany & Co.	596	21

Leisure Time 0.59%
Carnival Corp. Unit	2,800	99
Royal Caribbean Cruises Ltd.	1,630	34
Total		133

Machinery: Oil Well Equipment & Services 2.12%
Baker Hughes, Inc.	982	59
Schlumberger Ltd.	4,424	346
Weatherford International Ltd.*	3,055	77
Total		482

Medical & Dental Instruments & Supplies 0.56%
St. Jude Medical, Inc.*	2,887	126

Milling: Fruit & Grain Processing 0.97%
Archer Daniels Midland Co.	9,998	219

Miscellaneous: Consumer Staples 0.32%
Diageo plc ADR	1,052	72

Multi-Sector Companies 1.52%
General Electric Co.	9,005	230
Honeywell International, Inc.	2,778	115
Total		345

Oil: Crude Producers 0.51%
Apache Corp.	467	49
XTO Energy, Inc.	1,446	67
Total		116

Oil: Integrated Domestic 1.50%
ConocoPhillips	1,574	115
Hess Corp.	2,127	175
Occidental Petroleum Corp.	726	51
Total		341

Oil: Integrated International 4.95%
Chevron Corp.	4,690	387
Exxon Mobil Corp.	9,130	709
Marathon Oil Corp.	710	28
Total		1,124

Restaurants 0.11%
Darden Restaurants, Inc.	850	24

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES, INC. - LARGE-CAP CORE PORTFOLIO September 30, 2008

Investments	Shares	Value (000)
Retail 5.34%
Best Buy Co., Inc.	4,105	$154
GameStop Corp. Class A*	311	11
Home Depot, Inc. (The)	3,297	85
Kohl’s Corp.*	3,947	182
Macy’s, Inc.	1,995	36
Target Corp.	3,397	167
Wal-Mart Stores, Inc.	9,626	576
Total		1,211

Soaps & Household Chemicals 4.54%
Colgate-Palmolive Co.	4,724	356
Procter & Gamble Co. (The)	9,688	675
Total		1,031

Telecommunications Equipment 0.65%
Nokia Corp. ADR	7,954	148

Textiles Apparel Manufacturers 0.74%
Coach, Inc.*	4,510	113
Polo Ralph Lauren Corp. Class A	833	55
Total		168

Tobacco 0.87%
Philip Morris International, Inc.	4,088	197

Transportation: Miscellaneous 0.69%
United Parcel Service, Inc. Class B	2,496	157

Utilities: Cable TV & Radio 0.29%
Comcast Corp. Class A	3,344	66

Utilities: Electrical 4.54%
Dominion Resources, Inc.	6,354	272
FPL Group, Inc.	3,607	182
Northeast Utilities	6,173	158
PG&E Corp.	5,725	214
Progress Energy, Inc.	4,704	203
Total		1,029

Utilities: Telecommunications 2.71%
AT&T, Inc.	18,794	525
Sprint Nextel Corp.	2,272	14
Verizon Communications, Inc.	2,373	76
Total		615

Total Common Stocks (cost $23,581,899)		22,303

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 11.81%

Repurchase Agreement
Repurchase Agreement dated 9/30/2008, 1.00% due 10/1/2008 with State Street Bank & Trust Co. collateralized by $2,740,000 of Federal Home Loan Bank at 2.428% due 1/13/2010; value: $2,737,260; proceeds: $2,681,069 (cost $2,680,994)	$2,681	$2,681

Total Investments in Securities 110.12% (cost $26,262,893)		24,984

Liabilities in Excess of Other Assets (10.12%)		(2,297)

Net Assets 100.00%		$22,687

ADR   American Depositary Receipt.

Unit     More than one class of securities traded together.

*   Non-income producing security.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO September 30, 2008

Investments	Shares	Value (000)
COMMON STOCKS 96.97%

Advertising Agency 2.39%
Interpublic Group of Cos., Inc. (The)*	2,187,258	$16,951

Auto Parts: After Market 1.94%
Genuine Parts Co.	342,913	13,789

Auto Parts: Original Equipment 0.76%
ArvinMeritor, Inc.	416,131	5,426

Banks 4.94%
Comerica, Inc.	275,200	9,024
Fifth Third Bancorp	551,300	6,560
M&T Bank Corp.	111,700	9,969
Zions Bancorp	246,300	9,532
Total		35,085

Beverage: Soft Drinks 1.87%
Coca-Cola Enterprises, Inc.	793,192	13,302

Building: Materials 0.75%
Owens Corning, Inc.*	222,600	5,322

Chemicals 1.77%
Eastman Chemical Co.	227,740	12,539

Commercial Information Services 1.51%
Arbitron, Inc.	240,017	10,726

Communications Technology 6.66%
ADC Telecommunications, Inc.*	983,834	8,313
JDS Uniphase Corp.*	1,667,947	14,111
McAfee, Inc.*	471,723	16,020
Tellabs, Inc.*	2,178,800	8,846
Total		47,290

Computer Services, Software & Systems 1.01%
Sybase, Inc.*	233,493	7,150

Consumer Products 2.07%
Snap-on, Inc.	278,760	14,680

Containers & Packaging: Paper & Plastic 2.57%
Pactiv Corp.*	734,497	18,238

Diversified Manufacturing 1.97%
Ball Corp.	353,765	13,970

Diversified Production 0.33%
Pentair, Inc.	67,400	2,330

Drug & Grocery Store Chains 3.36%
Kroger Co. (The)	485,797	13,350
Safeway, Inc.	441,637	10,476
Total		23,826

Drugs & Pharmaceuticals 5.19%
King Pharmaceuticals, Inc.*	1,790,782	17,156
Mylan, Inc.*	1,725,374	19,704
Total		36,860

Electronics: Semi-Conductors/Components 0.58%
Marvell Technology Group Ltd.*	439,700	4,089

Engineering & Contracting Services 0.85%
KBR, Inc.	396,198	6,050

Foods 3.40%
Dean Foods Co.*	461,024	10,770
Smithfield Foods, Inc.*	617,554	9,807
Tyson Foods, Inc. Class A	295,900	3,533
Total		24,110

Health & Personal Care 1.27%
HealthSouth Corp.*	488,735	9,007

Identification Control & Filter Devices 0.93%
Hubbell, Inc. Class B	188,773	6,616

Insurance: Life 0.45%
Conseco, Inc.*	913,749	3,216

Insurance: Multi-Line 1.83%
ACE Ltd.	240,419	13,014

Insurance: Property-Casualty 1.13%
PartnerRe Ltd.	117,490	8,000

Machinery: Engines 1.07%
Cummins, Inc.	173,650	7,592

Machinery: Oil Well Equipment & Services 1.75%
Halliburton Co.	382,560	12,391

Medical & Dental Instruments & Supplies 1.81%
Covidien Ltd.	238,800	12,838

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO September 30, 2008

Investments	Shares	Value (000)
Metal Fabricating 2.01%
Timken Co. (The)	504,475	$14,302

Milling: Fruit & Grain Processing 0.59%
Archer Daniels Midland Co.	190,300	4,170

Miscellaneous: Equipment 1.13%
W.W. Grainger, Inc.	92,044	8,005

Multi-Sector Companies 0.46%
Textron, Inc.	111,800	3,274

Offshore Drilling 1.34%
Transocean, Inc.*	86,645	9,517

Oil: Crude Producers 3.08%
EOG Resources, Inc.	133,616	11,953
Range Resources Corp.	231,539	9,926
Total		21,879

Paints & Coatings 0.88%
Valspar Corp. (The)	281,706	6,279

Paper 1.01%
MeadWestvaco Corp.	308,862	7,200

Publishing: Miscellaneous 2.21%
Idearc, Inc.	926,382	1,158
R.R. Donnelley & Sons Co.	593,535	14,559
Total		15,717

Publishing: Newspapers 0.50%
Gannett Co., Inc.	211,500	3,576

Restaurants 1.53%
Brinker International, Inc.	608,144	10,880

Retail 3.27%
Foot Locker, Inc.	472,363	7,633
Macy’s, Inc.	443,923	7,982
OfficeMax, Inc.	858,140	7,629
Total		23,244

Savings & Loan 0.52%
Sovereign Bancorp, Inc.	932,886	3,685

Services: Commercial 1.57%
Allied Waste Industries, Inc.*	1,004,116	11,156

Tires & Rubber 1.37%
Goodyear Tire & Rubber Co. (The)*	632,800	9,688

Utilities: Electrical 10.32%
Ameren Corp.	506,876	19,783
CMS Energy Corp.	1,395,007	17,396
NiSource, Inc.	988,658	14,593
Northeast Utilities	838,040	21,496
Total		73,268

Utilities: Gas Distributors 0.59%
Southwest Gas Corp.	139,008	4,206

Utilities: Telecommunications 10.43%
CenturyTel, Inc.	454,631	16,662
EMBARQ Corp.	515,467	20,902
Qwest Communications International, Inc.	5,711,271	18,447
Windstream Corp.	1,647,182	18,020
Total		73,268

Total Common Stocks (cost $840,493,591)		688,484

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.93%

Repurchase Agreement
Repurchase Agreement dated 9/30/2008, 1.00% due 10/1/2008 with State Street Bank & Trust Co. collateralized by $13,945,000 of Federal Home Loan Bank at 2.584% due 1/8/2009; value: $14,014,725; proceeds: $13,737,728 (cost $13,737,346)	$13,737	13,737

Total Investments in Securities 98.90% (cost $854,230,937)		702,221

Other Assets in Excess of Liabilities 1.10%		7,782

Net Assets 100.00%		$710,003

*   Non-income producing security.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”):  All Value Portfolio (“All Value”), America’s Value Portfolio (“America’s Value”), Bond-Debenture Portfolio (“Bond Debenture”),  Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Portfolio (“International”), Large-Cap Core Portfolio (“Large Cap Core”), and Mid-Cap Value Portfolio (“Mid Cap Value”).  Each Fund is diversified as defined under the Act.

The investment objective of All Value is long-term growth of capital and income without excessive fluctuations in market value.  The investment objective of America’s Value is to seek current income and capital appreciation.  The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return.  The investment objective of Growth and Income is long-term growth of capital and income without excessive fluctuations in market value.  The investment objective of Growth Opportunities is capital appreciation.  The investment objective of International is long-term capital appreciation.  The investment objective of Large Cap Core is growth of capital and growth of income consistent with reasonable risk.  The investment objective of Mid Cap Value is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC.  Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions—The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned and recorded.

(d)

Repurchase Agreements—Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)

When-Issued or Forward Transactions—Each Fund may purchase securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

1

Notes to Schedule of Investments (unaudited)(continued)

(f)

Fair Value Measurements—Each Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008.  In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.  Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments;
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing each Fund’s investments carried at value:

All Value

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$88,381,986	$—
Level 2 - Other Significant Observable Inputs	724,326	—
Total	$89,106,312	$—

America’s Value

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$53,953,908	$—
Level 2 - Other Significant Observable Inputs	51,322,687	—
Total	$105,276,595	$—

Bond Debenture

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$5,017,214	$—
Level 2 - Other Significant Observable Inputs	301,877,561	—
Total	$306,894,775	$—

Growth and Income

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$1,896,218,638	$—
Level 2 - Other Significant Observable Inputs	23,289,778	—
Total	$1,919,508,416	$—

Growth Opportunities

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$89,581,484	$—
Level 2 - Other Significant Observable Inputs	4,570,517	—
Total	$94,152,001	$—

International

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$1,525,711	$—
Level 2 - Other Significant Observable Inputs	20,287,804	—
Total	$21,813,515	$—

2

Notes to Schedule of Investments (unaudited)(concluded)

Large Cap Core

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$22,302,709	$—
Level 2 - Other Significant Observable Inputs	2,680,994	—
Total	$24,983,703	$—

Mid Cap Value

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$688,483,648	$—
Level 2 - Other Significant Observable Inputs	13,737,346	—
Total	$702,220,994	$—

3.	FEDERAL TAX INFORMATION

As of  September 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	All Value	America’s Value	Bond Debenture
Tax cost	$96,207,003	$119,616,339	$348,226,494
Gross unrealized gain	3,574,351	3,563,640	3,028,381
Gross unrealized loss	(10,675,042)	(17,903,384)	(44,360,100)
Net unrealized security loss	$(7,100,691)	$(14,339,744)	$(41,331,719)

	Growth and Income	Growth Opportunities	International
Tax cost	$2,071,678,653	$99,118,904	$29,530,472
Gross unrealized gain	117,061,176	4,874,701	256,903
Gross unrealized loss	(269,231,413)	(9,841,604)	(7,973,860)
Net unrealized security loss	$(152,170,237)	$(4,966,903)	$(7,716,957)

	Large Cap Core	Mid Cap Value
Tax cost	$26,300,024	$856,425,515
Gross unrealized gain	1,040,943	38,853,014
Gross unrealized loss	(2,357,263)	(193,057,535)
Net unrealized security loss	$(1,316,320)	$(154,204,521)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization, and wash sales.

4.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”).  SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows.  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund’s financial statements and disclosures.

3

Item 2: Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By: /s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 21, 2008

By: /s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 21, 2008

By: /s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 21, 2008